Submission	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0001916331
Registrant Name	Neo-Concept International Group Holdings Ltd
Registration File Number	333-288993
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES